UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 August 02, 2008 to September 01, 2008

 Commission File Number of issuing entity: 333-139693-20

 BNC Mortgage Loan Trust 2007-4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-139693

 Structured Asset Securities Corporation
 (Exact name of depositor as specified in its charter)

 Lehman Brothers Holdings Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Not Applicable
 (I.R.S. Employer Identification No.)

 745 Seventh Avenue
 New York, NY                                                      10019
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (212) 526-7000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A1                                   _____    _____     __X___   ____________
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  A4B                                  _____    _____     __X___   ____________
  M1                                   _____    _____     __X___   ____________
  M1A                                  _____    _____     __X___   ____________
  M1B                                  _____    _____     __X___   ____________
  M2                                   _____    _____     __X___   ____________
  M2A                                  _____    _____     __X___   ____________
  M2B                                  _____    _____     __X___   ____________
  M3                                   _____    _____     __X___   ____________
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  M6                                   _____    _____     __X___   ____________
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  M7                                   _____    _____     __X___   ____________
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  M9                                   _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On September 25, 2008, a distribution was made to holders of the certificates issued by BNC Mortgage Loan Trust 2007-4.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings.

 On September 15, 2008, Lehman Brothers Holdings Inc. (the Sponsor and the Seller) filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of New York (In re Lehman Brothers Holdings Inc., 08-13555, U.S. Bankruptcy Court, Southern District of New York (Manhattan)).


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by BNC Mortgage Loan Trust 2007-4, relating to the September 25, 2008 distribution.


       (99.2)  Risk Management Group Risk Manager



    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 BNC Mortgage Loan Trust 2007-4
 (Issuing Entity)


 Aurora Loan Services LLC
 (Master Servicer)


 /s/ Diane Moormann
 Diane Moormann, VP Master Servicing Compliance

 Date: October 01, 2008


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by BNC Mortgage Loan Trust 2007-4, relating to the September 25, 2008 distribution.

 EX-99.2         Risk Management Group Risk Manager